Hedging derivatives - Fair value hedges (Details) - Fair value hedges € in Millions, £ in Millions, $ in Millions, $ in Millions, in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MXV ( )	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 MXV ( )	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Hedging derivatives
Gains/(losses) on financial assets and liabilities (net) - derivative financial instrument for fair value hedging	$ (6,884)	$ (667)	$ 474
Gains/(losses) on financial assets and liabilities (net) - hedged items for fair value hedging	$ 6,427	$ 731	$ (606)
Interest rate risk | Loans and receivables | Mexican peso
Hedging derivatives
Nominal Value								$ 2,333					$ 3,900
Interest rate risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value												$ 6	114
Interest rate risk | Promissory notes | Mexican peso
Hedging derivatives
Nominal Value								1,000					6,422
Interest rate risk | Mexican Government Bonds | Mexican peso
Hedging derivatives
Nominal Value								47,047					47,046
Interest rate and foreign exchange risk | Loans and receivables | US dollar
Hedging derivatives
Nominal Value							$ 1	16				13	313
Interest rate and foreign exchange risk | Loans and receivables | Euro
Hedging derivatives
Nominal Value						€ 13		265
Interest rate and foreign exchange risk | UMS | US dollar
Hedging derivatives
Nominal Value							$ 398	7,824				$ 280	5,394
Interest rate and foreign exchange risk | UMS | Euro
Hedging derivatives
Nominal Value						€ 1,089		23,431			€ 1,181		25,256
Interest rate and foreign exchange risk | UMS | Pound sterling
Hedging derivatives
Nominal Value				£ 58				1,492	£ 58				1,492
Interest rate and inflation risk | UDIBONDS | UDI
Hedging derivatives
Nominal Value					405			$ 1,895		703			$ 3,287